Unsecured Notes Payable and Warrants (Tables)	12 Months Ended
Mar. 31, 2020
Investment in Pgl
Schedule of notes payable
	PPL	Eygen	iOx	SalvaRx	Total
Balance at April 1, 2018	$210	$23	$—	$—	$233
Repayment	(25)	(25)	—	—	(50)
Interest	8	2	—	—	10
Loss on extinguishment of debt	—	—	100	3,370	3,470
Balance at March 31, 2019	193	—	100	3,370	3,663
Repayment	—	—	—	(300)	(300)
Interest	7	—	—	258	265
Loss on extinguishment of debt	—	—	—	33	33
Balance at March 31, 2020	$200	$—	$100	$3,361	$3,661

Schedule of warrant liability
	PPL	Eygen	Total
Balance at April 1, 2018	$22	$2	$24
Balance at March 31, 2019	22	2	24
Change in fair value	(22)	(2)	(24)
Balance at March 31, 2020	$—	$—	$—

Schedule of fair value of warrants assumptions
Fair value of stock	$1,354.88
Risk free interest rate	1%
Expected dividend	Nil
Expected volatility	80%
Expected life	2.6 years